Intangible Assets by Major Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	$ 201,333	$ 192,846
Finite lived intangible assets, Accumulated Amortization	102,752	79,557
Intangible assets, Gross Carrying Amount	206,933	198,446
Intangible assets, Accumulated Amortization	102,752	79,557
Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	1 year
Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	15 years
Customer Relationships
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	151,990	144,696
Finite lived intangible assets, Accumulated Amortization	64,095	49,381
Customer Relationships | Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	1 year
Customer Relationships | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	15 years
Non-Competition Agreements
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	15,184	14,601
Finite lived intangible assets, Accumulated Amortization	11,158	8,965
Non-Competition Agreements | Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	1 year
Non-Competition Agreements | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	10 years
Software
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Gross Carrying Amount	33,979	33,549
Finite lived intangible assets, Accumulated Amortization	27,424	21,211
Software | Minimum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	2 years
Software | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	10 years
Tradenames
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets, Useful Life	Indefinite
Indefinite-lived intangible assets, Gross Carrying Amount	5,600	5,600
Finite lived intangible assets, Gross Carrying Amount	180
Finite lived intangible assets, Accumulated Amortization	$ 75
Tradenames | Maximum
Goodwill And Other Intangible Assets [Line Items]
Finite lived intangible assets, Useful Life in Years	2 years